UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011
                                                -------------

Check here if Amendment [  ]: Amendment Number:
                                                    --------------

     This Amendment (Check only one):      [ ]   is a restatement
                                           [ ]   adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     W.K. Kellogg Foundation Trust
Address:  The Bank of New York Mellon Trust Co. NA
          500 Grant Street, Room 151-0410
          Pittsburgh, PA 15258

Form 13F File Number:  028-15333
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Dana Luksic
Title:      Vice President, Corporate Trustee
Phone:      (412) 234-3510

Signature, Place and Date of Signing:

     /s/ Dana Luksic              Pittsburgh, PA               February 28, 2013
--------------------------      ------------------             -----------------
        [Signature]                [City, State]                    [Date]



Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0
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Form 13F Information Table Entry Total:                10
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Form 13F Information Table Value Total:             $4,583,496
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                                                  (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


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

                                                     W.K. KELLOGG FOUNDATION TRUST
                                                      FORM 13F INFORMATION TABLE
                                                      Quarter Ended June 30, 2011

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                                                          VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
--------------------------------------------------------------------------------------------------------------------------------
CAMECO CORP                  COM              13321L108       564     21,400 SH       SOLE                    21,400
CONSTELLATION ENERGY GROUP I COM              210371100       410     10,800 SH       SOLE                    10,800
DENISON MINES CORP           COM              248356107        83     43,500 SH       SOLE                    43,500
EXELON CORP                  COM              30161N101       326      7,600 SH       SOLE                     7,600
ISHARES INC                  MSCI JAPAN       464286848    26,000  2,492,790 SH       SOLE                 2,492,790
KELLOGG CO                   COM              487836108 4,455,627 80,542,790 SH       SOLE                80,542,790
MARKET VECTORS ETF TR        RVE HARD ETF     57060U795    42,298  1,048,025 SH       SOLE                 1,048,025
SELECT SECTOR SPDR TR        SBI HEALTHCARE   81369Y209    20,319    571,882 SH       SOLE                   571,882
USEC INC                     COM              90333E108        86     25,600 SH       SOLE                    25,600
VANGUARD INTL EQUITY INDEX F MSCI EMR MKT ETF 922042858    37,783    777,100 SH       SOLE                   777,100